Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company’s continuing operations consists of:

	Years Ended December 31,
	2012	2011	2010
Current:
Federal	$(13,854)	$(936)	$(7,437)
State	3,172	(2,063)	12,148
	(10,682)	(2,999)	4,711
Deferred:
Federal	67,743	76,479	68,644
State	9,820	(4,369)	1,585
	77,563	72,110	70,229

Total tax expense	$66,881	$69,111	$74,940

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company’s continuing operations are as follows:

	Years Ended December 31,
	2012	2011	2010

Computed Federal tax expense at statutory rate	$87,839	$73,778	$66,962
Decrease in tax expense related to repair tax accounting change	(28,948)	-	-
State income taxes, net of federal tax benefit	8,445	(4,180)	8,926
Increase in tax expense for depreciation expense
to be recovered in future rates	361	551	210
Stock-based compensation	(386)	(355)	(67)
Deduction for Aqua America common dividends
paid under employee benefit plan	(387)	(345)	(374)
Amortization of deferred investment tax credits	(420)	(340)	(333)
Other, net	377	2	(384)
Actual income tax expense	$66,881	$69,111	$74,940

In December 2012, the Company changed its tax method of accounting for certain qualifying utility system repairs in Aqua Pennsylvania effective with the tax year ended December 31, 2012 and for prior tax years.  The tax accounting method was changed to permit the expensing of certain utility asset improvement costs that were previously being capitalized and depreciated for book and tax purposes (the “repair change”).  The repair change was implemented in response to a June 2012 rate order issued by the Pennsylvania Public Utility Commission to Aqua Pennsylvania (“settlement agreement”) which provides for flow-through accounting treatment of certain income tax benefits resulting from the repair change.  As a result of this settlement agreement, the net 2012 income tax benefits of $33,565 reduced income tax expense and flowed-through to net income in the fourth quarter of 2012, and the income tax benefits of $111,397 for qualifying capital expenditures made prior to 2012 (“catch-up adjustment”) have been deferred as of December 31, 2012 and, based on the settlement agreement, a ten year amortization of the income tax benefits is expected to reduce income tax expense beginning in 2013.  The repair change resulted in a significant reduction in the effective income tax rate, a net reduction in income tax expense of $33,565 in the fourth quarter of 2012 for the tax year 2012 impact, and reduced the amount of taxes currently payable resulting in a tax refund expected of $14,802 on tax payments made prior to the repair change.  The catch-up adjustment resulted in a $88,476 decrease to current taxes payable; a $190,389 increase to regulatory liabilities which it expected to be amortized over the next ten years; an increase to both deferred tax liabilities and regulatory assets representing the appropriate book/tax basis difference on capital additions.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 was enacted on December 17, 2010 and provided for a 100 percent expensing allowance for qualifying capital additions placed in service after September 8, 2010 through tax year 2011, and extended 50 percent bonus depreciation for qualifying capital additions for tax year 2012.  In February 2011, one of the Company’s state tax jurisdictions issued guidance that it would recognize the 100% expensing allowance in the 2011 tax year.  As a result of this guidance and the flow-through treatment afforded by that state’s regulatory commission, the net state income tax benefit reduced the Company’s 2011 state income tax expense by $14,800 and reduced the Company’s effective state income tax rate.  The American Tax Relief Act of 2012 was enacted on January 1, 2013 and provided for an extension of the 50% bonus depreciation for qualifying capital additions for tax year 2013.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2012	2011
Deferred tax assets:
Customers' advances for construction	$26,820	$17,650
Costs expensed for book not deducted
for tax, principally accrued expenses	13,124	1,105
Utility plant acquisition adjustment
basis differences	12,496	11,614
Post-retirement benefits	35,955	36,141
Tax loss carryfoward	111,452	47,860
Other	2,360	2,183
	202,207	116,553
Less valuation allowance	7,506	8,639
	194,701	107,914

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	772,006	580,405
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	66,361	43,710
Tax effect of regulatory asset for
post-retirement benefits	35,955	36,141
Deferred investment tax credit	5,928	6,544
	880,250	666,800

Net deferred tax liability	$685,549	$558,886

At December 31, 2012 and 2011, the Company recorded Federal net operating losses (“NOL”) of $118,327 and $76,064, respectively.  The Company believes the Federal NOLs are more likely than not to be recovered and require no valuation allowance.  The Company’s Federal NOLs do not begin to expire until 2031and 2032, respectively.  As of December 31, 2012, the cumulative NOL is $215,585.

In 2012 and 2011, as a result of the Company’s Federal cumulative NOLs the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable.  Upon realization of the Company’s Federal NOLs, the Company will recognize a windfall tax benefit of $2,121.

At December 31, 2012 and 2011, the Company recorded state NOLs of $249,895 and $79,391, respectively, a portion of which are offset by a valuation allowance because the Company does not believe these NOLs are more likely than not to be realized.   The state NOLs do not begin to expire until 2021.  As of December 31, 2012, the cumulative NOL is $375,299.

The Company has analyzed filing positions in its Federal and state jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions.  The Company’s determination of what qualifies as a capital cost versus repair expense as it relates to the repair tax change will likely be reviewed upon audit by the IRS and could be subject to subsequent adjustment.  The Company believes its income tax filing positions and deductions will be sustained under both Federal and state audits and it believes it does not have uncertain tax positions that, in the event of adjustment, will result in a material effect on its results of operations or financial position.  The Company does not have a reserve for uncertain tax positions.  The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense.  As of December 31, 2012, the Company’s Federal income tax returns for all years through 2008 have been closed.  Tax years 2009 through 2012 remain open to Federal examination, and tax years 2010 and 2011 are currently under examination.  The statute remains open for the Company’s state income tax returns for tax years 2009 through 2012 in the various states the Company’s conducts business in.  There is currently an Illinois state income tax audit underway for tax years 2008 and 2009.